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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: _________
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temasek Holdings (Private) Limited
Address: 60B Orchard Road #06-18 Tower 2
         The Atrium@Orchard
         Singapore 238891

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chia Yue Joo Lena
Title: Managing Director, Legal & Regulations
Phone: +65 6828 6968

Signature, Place, and Date of Signing:


/s/ Chia Yue Joo Lena                        Singapore         November 12, 2010
------------------------------------   ---------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              13
Form 13F Information Table Entry Total:        121
Form 13F Information Table Value Total:  1,265,320
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-13091 (1)           Amberwood Investments (Mauritius) Pte Ltd
2     28-13096               Baytree Investments (Mauritius) Pte Ltd
3     28-13098 (1)           Cairnhill Investments (Mauritius) Pte Ltd
4     28-13100 (1)           Charlton Investments (Mauritius) Pte Ltd
5     28-13092 (1)           Crescent Investments (Mauritius) Pte Ltd
6     28-13094 (1)           Faber Investments (Mauritius) Pte Ltd
7     28-13103 (1)           Fullerton Management Pte Ltd
8     28-13105 (1)           Henderson Investments (Mauritius) Pte Ltd
9     28-13095               Seletar Investments Pte Ltd
10    28-13097 (1)           Springwood Investments (Mauritius) Pte Ltd
11    28-13356 (1)           Tannery Investments (Mauritius) Pte Ltd
12    28-13090               Temasek Capital (Private) Limited
13    28-13093 (1)           Tomlinson Investments (Mauritius) Pte Ltd

(1) Above companies are listed in this Form 13F pursuant to the requirements of Rule 13f-1(a)(1) under the Securities Exchange Act of 1934, as amended, but have ceased to exercise any investment discretion over Section 13(f) securities as of September 30, 2010.


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                           FORM 13F INFORMATION TABLE

       COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------- --------------- --------- --------  --------------------- ---------- -------- ------------------------
                                                                                                         VOTING AUTHORITY
                                                   VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER  ------------------------
    NAME OF ISSUER      TITLE OF CLASS   CUSIP   (X$1000)    PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE      SHARED NONE
---------------------- --------------- --------- --------  ----------   --- ---- ---------- -------- ----------   ------ ----
3M CO                  COM             88579Y101      286       3,300    SH        DEFINED                3,300
ABBOTT LABS            COM             002824100      387       7,400    SH        DEFINED                7,400
AEROPOSTALE INC        COM             007865108      342      14,700    SH        DEFINED               14,700
AIR PRODS & CHEMICALS
   INC                 COM             009158106      315       3,800    SH        DEFINED                3,800
ALTRIA GROUP INC       COM             02209S103      315      13,100    SH        DEFINED               13,100
AMAZON COM INC         COM             023135106      393       2,500    SH        DEFINED                2,500
AMBOW ED HLDG LTD      ADR REPSTG CL A 02322P101    4,446     446,339    SH        DEFINED              446,339
AMERICA MOVIL SAB DE
   CV                  SPON ADR L SHS  02364W105   28,761     539,300    SH        DEFINED              539,300
AMERICAN ELEC PWR INC  COM             025537101      388      10,700    SH        DEFINED               10,700
AMERICAN EXPRESS CO    COM             025816109      492      11,700    SH        DEFINED               11,700
AMERIGROUP CORP        COM             03073T102      408       9,600    SH        DEFINED                9,600
AMGEN INC              COM             031162100      336       6,100    SH        DEFINED                6,100
AMKOR TECHNOLOGY INC   COM             031652100      417      63,400    SH        DEFINED               63,400
APACHE CORP            COM             037411105      371       3,800    SH        DEFINED                3,800
APPLE INC              COM             037833100    1,135       4,000    SH        DEFINED                4,000
ASML HOLDING N V       NY REG SHS      N07059186      351      11,800    SH        DEFINED               11,800
AT&T INC               COM             00206R102      638      22,300    SH        DEFINED               22,300
AUTOMATIC DATA
   PROCESSING IN       COM             053015103      475      11,300    SH        DEFINED               11,300
AVAGO TECHNOLOGIES LTD SHS             Y0486S104  340,534  15,128,102    SH        DEFINED     9,12  15,128,102
BABCOCK & WILCOX CO
   NEW                 COM             05615F102    3,866     181,650    SH        DEFINED              181,650
BALL CORP              COM             058498106      536       9,100    SH        DEFINED                9,100
BANK OF AMERICA
   CORPORATION         COM             060505104    1,212      92,500    SH        DEFINED               92,500
BERKSHIRE HATHAWAY
   INC DEL             CL B NEW        084670702      463       5,600    SH        DEFINED                5,600
BOEING CO              COM             097023105      313       4,700    SH        DEFINED                4,700
BRISTOL MYERS SQUIBB
   CO                  COM             110122108      702      25,900    SH        DEFINED               25,900
BROADCOM CORP          CL A            111320107      311       8,800    SH        DEFINED                8,800
BROWN FORMAN CORP      CL B            115637209      481       7,800    SH        DEFINED                7,800
CAPITAL ONE FINL CORP  COM             14040H105      237       6,000    SH        DEFINED                6,000
CATERPILLAR INC DEL    COM             149123101      606       7,700    SH        DEFINED                7,700
CBS CORP NEW           CL B            124857202      300      18,900    SH        DEFINED               18,900
CELANESE CORP DEL      COM SER A       150870103      334      10,400    SH        DEFINED               10,400
CHEVRON CORP NEW       COM             166764100      559       6,900    SH        DEFINED                6,900
CHUBB CORP             COM             171232101      496       8,700    SH        DEFINED                8,700
CIGNA CORP             COM             125509109      451      12,600    SH        DEFINED               12,600
CISCO SYS INC          COM             17275R102      578      26,400    SH        DEFINED               26,400


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

COCA COLA CO           COM             191216100      486       8,300    SH        DEFINED                8,300
COMCAST CORP NEW       CL A            20030N101      360      19,900    SH        DEFINED               19,900
CONOCOPHILLIPS         COM             20825C104      574      10,000    SH        DEFINED               10,000
CREE INC               COM             225447101      309       5,700    SH        DEFINED                5,700
CVS CAREMARK
   CORPORATION         COM             126650100      535      17,000    SH        DEFINED               17,000
DELL INC               COM             24702R101      458      35,300    SH        DEFINED               35,300
DELTA AIR LINES INC
   DEL                 COM NEW         247361702   10,476     900,000    SH        DEFINED              900,000
DEVON ENERGY CORP NEW  COM             25179M103      298       4,600    SH        DEFINED                4,600
DIRECTV                COM CL A        25490A101      483      11,600    SH        DEFINED               11,600
DISCOVER FINL SVCS     COM             254709108      307      18,400    SH        DEFINED               18,400
DR PEPPER SNAPPLE
   GROUP INC           COM             26138E109      380      10,700    SH        DEFINED               10,700
DUKE ENERGY CORP NEW   COM             26441C105      411      23,200    SH        DEFINED               23,200
EASTMAN CHEM CO        COM             277432100      363       4,900    SH        DEFINED                4,900
ENTERGY CORP NEW       COM             29364G103      474       6,200    SH        DEFINED                6,200
EQT CORP               COM             26884L109      444      12,300    SH        DEFINED               12,300
EXXON MOBIL CORP       COM             30231G102      877      14,200    SH        DEFINED               14,200
FEDEX CORP             COM             31428X106    4,506      52,700    SH        DEFINED               52,700
FIRST SOLAR INC        COM             336433107      530       3,600    SH        DEFINED                3,600
FREEPORT-MCMORAN
   COPPER & GO         COM             35671D857   33,165     388,400    SH        DEFINED   2,9,12     388,400
GENERAL ELECTRIC CO    COM             369604103      427      26,300    SH        DEFINED               26,300
GILEAD SCIENCES INC    COM             375558103      459      12,900    SH        DEFINED               12,900
GLOBAL CROSSING LTD    SHS NEW         G3921A175  608,466* 47,351,431**  SH        DEFINED           47,351,431**
GOLDMAN SACHS GROUP
   INC                 COM             38141G104      347       2,400    SH        DEFINED                2,400
GOOGLE INC             CL A            38259P508      631       1,200    SH        DEFINED                1,200
GREIF INC              CL A            397624107      335       5,700    SH        DEFINED                5,700
HARLEY DAVIDSON INC    COM             412822108      324      11,400    SH        DEFINED               11,400
HEALTHSOUTH CORP       COM NEW         421924309      311      16,200    SH        DEFINED               16,200
HEWLETT PACKARD CO     COM             428236103      488      11,600    SH        DEFINED               11,600
HONEYWELL INTL INC     COM             438516106      330       7,500    SH        DEFINED                7,500
INTEL CORP             COM             458140100      442      23,000    SH        DEFINED               23,000
INTERNATIONAL
   BUSINESS MACHS      COM             459200101      483       3,600    SH        DEFINED                3,600
INTERPUBLIC GROUP COS
   INC                 COM             460690100      367      36,600    SH        DEFINED               36,600
INTUIT                 COM             461202103      285       6,500    SH        DEFINED                6,500
JETBLUE AIRWAYS CORP   COM             477143101    6,402     956,900    SH        DEFINED              956,900
JOHNSON & JOHNSON      COM             478160104      700      11,300    SH        DEFINED               11,300
JPMORGAN CHASE & CO    COM             46625H100      944      24,800    SH        DEFINED               24,800
JUNIPER NETWORKS INC   COM             48203R104      516      17,000    SH        DEFINED               17,000
LINCOLN NATL CORP IND  COM             534187109      373      15,600    SH        DEFINED               15,600
LORILLARD INC          COM             544147101      289       3,600    SH        DEFINED                3,600
MAKEMYTRIP LIMITED
   MAURITIUS           SHS             V5633W109   11,634     300,000    SH        DEFINED   2,9,12     300,000
MCDERMOTT INTL INC     COM             580037109    5,370     363,300    SH        DEFINED              363,300
MCDONALDS CORP         COM             580135101      350       4,700    SH        DEFINED                4,700
MCKESSON CORP          COM             58155Q103      463       7,500    SH        DEFINED                7,500


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
MEDTRONIC INC          COM             585055106      400      11,900    SH        DEFINED               11,900
METLIFE INC            COM             59156R108      431      11,200    SH        DEFINED               11,200
MICROSOFT CORP         COM             594918104      806      32,900    SH        DEFINED               32,900
MINDRAY MEDICAL INTL
   LTD                 SPON ADR        602675100    6,647     224,777    SH        DEFINED   2,9,12     224,777
MONSANTO CO NEW        COM             61166W101      326       6,800    SH        DEFINED                6,800
MSCI INC               CL A            55354G100      379      11,400    SH        DEFINED               11,400
NASDAQ OMX GROUP INC   COM             631103108      319      16,400    SH        DEFINED               16,400
NORFOLK SOUTHERN CORP  COM             655844108      512       8,600    SH        DEFINED                8,600
NUANCE COMMUNICATIONS
   INC                 COM             67020Y100      286      18,300    SH        DEFINED               18,300
OSHKOSH CORP           COM             688239201      294      10,700    SH        DEFINED               10,700
PARKER HANNIFIN CORP   COM             701094104      413       5,900    SH        DEFINED                5,900
PEPSICO INC            COM             713448108      478       7,200    SH        DEFINED                7,200
PETROLEO BRASILEIRO
   SA PETRO            SPONSORED ADR   71654V408  105,901   3,226,731    SH        DEFINED   2,9,12   3,226,731
PFIZER INC             COM             717081103      862      50,200    SH        DEFINED               50,200
PG&E CORP              COM             69331C108      477      10,500    SH        DEFINED               10,500
PHILIP MORRIS INTL INC COM             718172109      521       9,300    SH        DEFINED                9,300
PROCTER & GAMBLE CO    COM             742718109      690      11,500    SH        DEFINED               11,500
PROGRESSIVE CORP OHIO  COM             743315103      480      23,000    SH        DEFINED               23,000
RAYMOND JAMES
   FINANCIAL INC       COM             754730109      405      16,000    SH        DEFINED               16,000
SALESFORCE COM INC     COM             79466L302      291       2,600    SH        DEFINED                2,600
SANDISK CORP           COM             80004C101      268       7,300    SH        DEFINED                7,300
SHANDA GAMES LTD       SP ADR REPTG A  81941U105   10,400   1,940,384    SH        DEFINED   2,9,12   1,940,384
SPECTRA ENERGY CORP    COM             847560109      419      18,600    SH        DEFINED               18,600
SPIRIT AEROSYSTEMS
   HLDGS INC           COM CL A        848574109      456      22,900    SH        DEFINED               22,900
STARBUCKS CORP         COM             855244109      432      16,900    SH        DEFINED               16,900
SUNTRUST BKS INC       COM             867914103      444      17,200    SH        DEFINED               17,200
TARGET CORP            COM             87612E106      422       7,900    SH        DEFINED                7,900
TENNECO INC            COM             880349105      478      16,500    SH        DEFINED               16,500
TIME WARNER INC        COM NEW         887317303      408      13,300    SH        DEFINED               13,300
TJX COS INC NEW        COM             872540109      504      11,300    SH        DEFINED               11,300
TRANSOCEAN LTD         REG SHS         H8817H100   15,661     243,600    SH        DEFINED   2,9,12     243,600
TRAVELERS COMPANIES
   INC                 COM             89417E109      495       9,500    SH        DEFINED                9,500
UNION PAC CORP         COM             907818108      564       6,900    SH        DEFINED                6,900
UNITED PARCEL SERVICE
   INC                 CL B            911312106      293       4,400    SH        DEFINED                4,400
US BANCORP DEL         COM NEW         902973304      229      10,600    SH        DEFINED               10,600
VERIZON
   COMMUNICATIONS INC  COM             92343V104      404      12,400    SH        DEFINED               12,400
WAL MART STORES INC    COM             931142103      765      14,300    SH        DEFINED               14,300
WELLPOINT INC          COM             94973V107      447       7,900    SH        DEFINED                7,900
WELLS FARGO & CO NEW   COM             949746101      372      14,800    SH        DEFINED               14,800
WHIRLPOOL CORP         COM             963320106      397       4,900    SH        DEFINED                4,900
WILLIAMS COS INC DEL   COM             969457100      547      28,600    SH        DEFINED               28,600
WMS INDS INC           COM             929297109      381      10,000    SH        DEFINED               10,000
YAHOO INC              COM             984332106   21,212   1,497,000    SH        DEFINED   2,9,12   1,497,000


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*    Includes US$231,300,000 representing the value of 18,000,000 common shares issuable upon conversion of senior preferred shares.

** Includes 18,000,000 common shares issuable upon conversion of senior preferred shares.


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